Common Stock Warrants (Tables) - Blade Therapeutics, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Common Stock Warrants (Tables) [Line Items]
Schedule of warrants to purchase shares of the company’s common stock
	Number of Shares Outstanding and Exercisable
Common stock warrant issued in connection with:	December 31, 2020	December 31, 2021	Issue Date	Exercise Price	Expiration Date
Equity-classified
2015 convertible note	200,000	200,000	May 4, 2015	$0.01	May 4, 2025
Series A financing	900,000	900,000	July 6, 2015	$0.01	July 6, 2025
Term Loan Agreement Initial Warrant	152,926	152,926	March 8, 2019	$0.28	March 8, 2029
Term Loan Agreement Subsequent Warrant	183,510	183,510	December 16, 2019	$0.28	March 8, 2029
Total equity-classified	1,436,436	1,436,436

Liability-classified
2020 Convertible Notes(1)	1,309,695	1,309,695	July 22, 2020	$0.01	July 22, 2030
2021 Convertible Notes(1)	—	3,044,223	May 25, 2021	$0.01	May 25, 2031
Total liability-classified	1,309,695	4,353,918
Total warrants	2,746,131	5,790,354

(1)     At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable and the related valuations have been performed assuming that the number of shares exercisable is 50% of the Excess Amount (as defined below) funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.

Schedule of black-scholes option pricing model
Expected term (years)	9.19 – 10
Expected volatility	78.2% – 81.2%
Risk-free interest rate	1.9% – 2.6%
Dividend yield	—%